PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Appreciable Account

Supplement dated June 21, 2024,
to
Prospectuses dated May 1, 2024,
for
Variable Universal Life Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

On July 1, 2024, the AST J.P. Morgan Tactical Preservation Portfolio, the AST Large-Cap Growth Portfolio, the PSF Global Portfolio, and the PSF PGIM High Yield Bond Portfolio will restate their expenses. Additionally, effective July 1, 2024, the T. Rowe Price International Stock Portfolio will add a new subadvisory arrangement. The rows for these funds in APPENDIX A: Funds Available Under the Contract will be deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Balanced	AST J.P. Morgan Tactical Preservation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	0.94%^	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.88%^	43.63%	15.03%	13.40%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC. ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.78%^	19.59%	11.64%	8.28%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	11.82%	5.94%	5.17%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe International Ltd	0.95%	16.24%	7.71%	4.75%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP222
VUL